Share-based Compensation Expenses (Summary of Restricted Shares Activity) (Details) - Restricted shares [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Summary of restricted shares activity
Outstanding balance at the beginning of the period (in shares) | shares	403,002
Exercise (in shares) | shares	(140,721)
Forfeited (in shares) | shares	(157,502)
Outstanding balance at the end of the period (in shares) | shares	104,779
Vested and expected to vest at end of the period | shares	104,779
Weighted-Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 3.82
Exercise (in dollars per share) | $ / shares	3.36
Forfeited (in dollars per share) | $ / shares	2.84
Outstanding at the end of the period (in dollars per share) | $ / shares	3.82
Vested and expected to vest at end of the period (in dollars per share) | $ / shares	$ 3.82